INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income	$ (958)	$ (685)	$ 1,277
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	(254)	(171)	319
Tax adjustment in respect of different tax rate of foreign subsidiaries	112	(6)	21
Non-deductible expenses and other permanent differences	496	226	233
Losses and timing differences for which valuation allowance was provided	288	760	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(52)	(816)	(1,538)
Other	144	(49)	(178)
Income tax expense (benefit), total	$ 734	$ (56)	$ (209)